T. ROWE PRICE International Equity Index Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Tenaris (EUR)  25,591 425
Total Argentina (Cost
$435
)
425
AUSTRALIA 7.3%
Common Stocks 7.3%
Ampol  12,410 275
ANZ Group Holdings  162,765 2,824
APA Group  63,313 426
Aristocrat Leisure  31,528 835
ASX  10,492 438
Aurizon Holdings  95,856 246
BHP Group  189,784 5,906
BHP Group (GBP)  72,672 2,264
BlueScope Steel  24,977 368
Brambles  74,575 706
Cochlear  3,565 574
Coles Group  72,533 887
Commonwealth Bank of Australia  90,102 6,411
Computershare  30,776 519
CSL  25,742 4,637
Dexus  58,290 323
Endeavour Group  77,649 317
Fortescue Metals Group  91,774 1,349
Goodman Group  91,720 1,268
GPT Group  103,813 303
IDP Education  13,442 225
IGO  36,936 345
Insurance Australia Group  130,882 522
James Hardie Industries, CDI (1) 23,957 702
Lendlease  35,890 209
Lottery Corp.  120,624 420
Macquarie Group  19,898 2,347
Medibank  149,251 352
Mineral Resources  9,316 450
Mirvac Group  213,843 337
National Australia Bank  167,598 3,211
Newcrest Mining  48,462 869
Northern Star Resources  62,321 487
Orica  23,436 249
Origin Energy  91,467 521

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Pilbara Minerals  144,785 474
Qantas Airways (1) 48,126 211
QBE Insurance Group  80,663 856
Ramsay Health Care  9,936 394
REA Group  2,752 292
Reece  12,848 170
Rio Tinto  19,495 1,544
Santos  177,157 953
Scentre Group  281,289 532
SEEK  17,549 294
Sonic Healthcare  23,782 562
South32  247,199 651
Stockland  129,371 368
Suncorp Group  67,962 651
Telstra Group  217,002 621
Transurban Group  166,948 1,612
Treasury Wine Estates  39,120 296
Vicinity  209,701 279
Washington H. Soul Pattinson  12,590 279
Wesfarmers  61,484 2,054
Westpac Banking  187,272 2,815
WiseTech Global  8,904 514
Woodside Energy Group  87,143 2,246
Woodside Energy Group (GBP)  15,647 401
Woolworths Group  66,047 1,715
Xero (1) 7,701 633
Total Australia (Cost
$53,620
)
63,539
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  18,450 697
OMV  7,981 359
Verbund  3,690 306
voestalpine  6,044 200
Total Austria (Cost
$1,580
)
1,562
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  8,740 370
Anheuser-Busch InBev  47,073 2,693
Argenx (1) 2,988 1,505
D'ieteren Group  1,171 204
Elia Group  1,584 195

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Groupe Bruxelles Lambert  5,280 427
KBC Group  13,565 1,021
Sofina  803 191
Solvay  3,935 473
UCB  6,784 601
Umicore  11,350 336
Warehouses De Pauw  8,373 247
Total Belgium (Cost
$6,918
)
8,263
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  21,371 460
Total Chile (Cost
$262
)
460
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD) (1)(2) 3,100 187
Total China (Cost
$335
)
187
DENMARK 2.9%
Common Stocks 2.9%
AP Moller - Maersk, Class A  150 302
AP Moller - Maersk, Class B  286 588
Carlsberg, Class B  5,337 800
Chr Hansen Holding  5,600 423
Coloplast, Class B  6,438 800
Danske Bank  37,012 879
Demant (1) 4,792 191
DSV  10,088 2,019
Genmab (1) 3,576 1,474
Novo Nordisk, Class B  87,874 14,170
Novozymes, Class B  11,084 556
Orsted  10,252 892
Pandora  4,917 492
ROCKWOOL, Class B  474 127
Tryg  19,117 377
Vestas Wind Systems (1) 54,729 1,464
Total Denmark (Cost
$11,639
)
25,554

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  5,823 166
Total Egypt (Cost
$205
)
166
EUROPE/FAR EAST 0.2%
Equity Mutual Funds 0.2%
iShares Core MSCI EAFE, ETF (USD)  22,530 1,567
Total Europe/Far East (Cost
$1,559
)
1,567
FINLAND 0.8%
Common Stocks 0.8%
Elisa  7,552 394
Fortum  24,313 329
Kesko, Class B  14,802 296
Kone, Class B  18,420 945
Metso  36,824 418
Neste  22,928 844
Nokia  229,503 902
Nokia, Ordinary Shares (2) 57,926 228
Orion, Class B  5,486 211
Sampo, Class A  24,770 1,091
Stora Enso, Class R  31,217 383
UPM-Kymmene  28,925 958
Wartsila  25,654 322
Total Finland (Cost
$8,369
)
7,321
FRANCE 12.1%
Common Stocks 12.1%
Accor  9,880 373
Aeroports de Paris  1,546 214
Air Liquide  27,794 4,997
Airbus  31,467 4,635
Alstom  17,353 531
Amundi  3,185 195
ArcelorMittal  26,004 752
Arkema  3,080 332
AXA  98,813 3,037
BioMerieux  2,181 234

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
BNP Paribas  58,969 3,889
Bollore  47,981 303
Bouygues  11,529 413
Bureau Veritas  15,777 433
Capgemini  8,937 1,620
Carrefour  32,177 643
Cie de Saint-Gobain  26,555 1,796
Cie Generale des Etablissements Michelin  36,766 1,204
Covivio  2,468 119
Credit Agricole  64,616 802
Danone  34,795 2,125
Dassault Aviation  1,304 253
Dassault Systemes  36,182 1,546
Edenred  13,526 879
Eiffage  3,944 410
Engie  98,984 1,624
EssilorLuxottica  15,672 3,153
Eurazeo  2,269 139
Eurofins Scientific  7,312 503
Euronext  4,644 353
Gecina  2,394 259
Getlink  19,183 337
Hermes International  1,681 3,721
Ipsen  1,964 248
Kering  4,034 2,316
Klepierre  11,660 310
La Francaise des Jeux SAEM  5,390 206
L'Oreal  12,784 5,946
Legrand  14,460 1,450
LVMH Moet Hennessy Louis Vuitton  14,657 13,613
Orange  99,916 1,129
Pernod Ricard  11,183 2,466
Publicis Groupe  12,404 1,000
Remy Cointreau  1,191 204
Renault  10,417 458
Safran  18,410 3,056
Sanofi  60,235 6,426
Sartorius Stedim Biotech  1,499 469
Schneider Electric  28,799 5,137
SEB  1,297 145
Societe Generale  39,031 1,062
Sodexo  4,697 482
STMicroelectronics  37,040 1,981
Teleperformance  3,204 465
Thales  5,665 847
TotalEnergies  125,579 7,630

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unibail-Rodamco-Westfield (1) 4,959 281
Unibail-Rodamco-Westfield, CDI (AUD) (1) 26,273 73
Valeo  10,778 244
Veolia Environnement  36,427 1,186
Vinci  28,626 3,362
Vivendi  38,850 347
Wendel  1,388 137
Worldline (1) 12,964 514
Total France (Cost
$74,587
)
105,014
GERMANY 8.5%
Common Stocks 8.0%
adidas  8,779 1,772
Allianz  21,409 5,117
BASF  48,145 2,581
Bayer  52,915 3,095
Bayerische Motoren Werke  18,543 2,261
Bechtle  4,265 188
Beiersdorf  5,409 701
Brenntag  8,290 643
Carl Zeiss Meditec  2,056 238
Commerzbank  57,690 690
Continental  5,903 471
Covestro (1) 10,367 557
Daimler Truck Holding  26,496 994
Delivery Hero (1) 9,305 422
Deutsche Bank  104,005 1,153
Deutsche Boerse  10,297 1,973
Deutsche Lufthansa (1) 32,394 327
Deutsche Telekom  172,050 3,751
DHL Group  54,544 2,805
E.ON  121,673 1,539
Evonik Industries  10,920 226
Fresenius  22,667 711
Fresenius Medical Care (2) 10,905 566
GEA Group  8,209 348
Hannover Rueck  3,236 691
Heidelberg Materials  7,848 636
HelloFresh (1) 8,506 243
Henkel  3,972 278
Infineon Technologies  70,339 3,090
Knorr-Bremse  3,778 266
LEG Immobilien (1) 3,803 269
Mercedes-Benz Group  45,432 3,628

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Merck  7,004 1,231
MTU Aero Engines  2,874 671
Munich Re  7,546 2,841
Nemetschek (2) 3,007 219
Puma  5,722 387
QIAGEN (1) 12,341 579
Rational  266 199
Rheinmetall  2,361 669
RWE  34,108 1,468
SAP  55,430 7,561
Scout24  4,115 272
Siemens  40,343 6,876
Siemens Energy (1) 27,879 472
Siemens Healthineers  15,283 888
Symrise  7,196 786
Talanx (2) 3,399 208
Telefonica Deutschland Holding  53,420 144
Volkswagen  1,233 197
Vonovia  38,435 896
Wacker Chemie (2) 983 153
Zalando (1) 11,663 403
69,350
Preferred Stocks 0.5%
Bayerische Motoren Werke  2,571 289
Dr Ing hc F Porsche  6,171 754
Henkel  10,835 836
Porsche Automobil Holding  8,299 490
Sartorius  1,406 580
Volkswagen  11,632 1,541
4,490
Total Germany (Cost
$61,809
)
73,840
HONG KONG 2.5%
Common Stocks 2.5%
AIA Group  631,200 6,315
BOC Hong Kong Holdings  198,500 606
Brightoil Petroleum Holdings (1)(3) 109,000 —
Budweiser Brewing APAC  88,300 215
CK Asset Holdings  107,300 621
CK Hutchison Holdings  145,300 896
CK Infrastructure Holdings  32,500 172
CLP Holdings  87,900 717
ESR Cayman  103,800 182

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Galaxy Entertainment Group (1) 117,000 854
Hang Lung Properties  104,000 162
Hang Seng Bank  41,400 633
Henderson Land Development  75,773 234
HKT Trust & HKT  194,000 229
Hong Kong & China Gas  606,277 520
Hong Kong Exchanges & Clearing  65,300 2,753
Hongkong Land Holdings (USD)  57,100 204
Jardine Matheson Holdings (USD)  8,600 425
Link  137,100 771
MTR  84,000 387
New World Development  78,625 194
Power Assets Holdings  74,500 390
Sands China (1) 128,800 496
Sino Land  197,800 243
SITC International Holdings  69,000 151
Sun Hung Kai Properties  78,500 986
Swire Pacific, Class A  25,000 209
Swire Properties  61,000 153
Techtronic Industries  74,500 846
WH Group  428,000 234
Wharf Real Estate Investment  90,100 484
Xinyi Glass Holdings  96,000 160
Total Hong Kong (Cost
$18,028
)
21,442
IRELAND 0.9%
Common Stocks 0.9%
AIB Group  71,727 337
Bank of Ireland Group  57,999 612
CRH  40,126 2,400
DCC (GBP)  5,352 310
Flutter Entertainment (1) 2,639 526
Flutter Entertainment (GBP) (1) 6,873 1,368
Kerry Group, Class A  8,637 858
Kingspan Group  8,379 673
Smurfit Kappa Group  13,960 554
Total Ireland (Cost
$5,313
)
7,638
ISRAEL 0.6%
Common Stocks 0.6%
Azrieli Group  2,210 126
Bank Hapoalim  68,828 611
Bank Leumi Le-Israel  83,665 668

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Check Point Software Technologies (USD) (1) 5,300 701
CyberArk Software (USD) (1)(2) 2,200 365
Elbit Systems  1,386 295
ICL Group  41,509 276
Israel Discount Bank, Class A  67,039 355
Mizrahi Tefahot Bank  8,035 290
Monday.com (USD) (1) 1,000 181
Nice (1) 3,409 742
Teva Pharmaceutical Industries, ADR (USD) (1) 60,200 505
Tower Semiconductor (1) 5,600 208
Total Israel (Cost
$4,105
)
5,323
ITALY 2.5%
Common Stocks 2.5%
Amplifon  6,389 216
Assicurazioni Generali  54,386 1,158
CNH Industrial  54,910 793
Davide Campari-Milano  28,049 377
DiaSorin  1,311 147
Enel  438,077 3,021
Eni  125,810 1,921
Ferrari  6,831 2,190
FinecoBank Banca Fineco  33,093 514
Infrastrutture Wireless Italiane  17,501 219
Intesa Sanpaolo  874,723 2,529
Mediobanca Banca di Credito Finanziario  30,465 406
Moncler  11,052 798
Nexi (1) 30,737 266
Poste Italiane  27,207 311
Prysmian  13,805 550
Recordati Industria Chimica e Farmaceutica  5,445 281
Snam  109,284 574
Stellantis, Borsa Italiana S.P.A  80,443 1,651
Stellantis, Euronext Paris  41,483 852
Telecom Italia (1)(2) 518,888 150
Terna Rete Elettrica Nazionale  75,499 638
UniCredit  99,920 2,530
Total Italy (Cost
$18,797
)
22,092
JAPAN 22.3%
Common Stocks 22.3%
Advantest  10,300 1,425
Aeon  35,100 760

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
AGC  11,000 398
Aisin  7,700 250
Ajinomoto  24,200 943
ANA Holdings (1) 8,300 199
Asahi Group Holdings  25,800 1,014
Asahi Intecc  11,300 232
Asahi Kasei  68,000 463
Astellas Pharma  97,480 1,425
Azbil  6,000 189
Bandai Namco Holdings  32,500 735
BayCurrent Consulting  6,800 220
Bridgestone  30,900 1,282
Brother Industries  11,900 186
Canon (2) 54,200 1,401
Capcom  9,400 423
Central Japan Railway  7,800 994
Chiba Bank (2) 27,200 191
Chubu Electric Power  34,600 433
Chugai Pharmaceutical  36,400 1,083
Concordia Financial Group  56,700 259
CyberAgent  22,400 142
Dai Nippon Printing  11,400 324
Daifuku  16,500 353
Dai-ichi Life Holdings  52,000 1,062
Daiichi Sankyo  98,700 3,040
Daikin Industries  14,100 2,851
Daito Trust Construction  3,400 366
Daiwa House Industry  32,500 883
Daiwa House REIT Investment  115 226
Daiwa Securities Group  72,300 392
Denso  23,500 1,636
Dentsu Group  11,000 368
Disco  5,000 940
East Japan Railway  16,400 929
Eisai  13,700 864
ENEOS Holdings  159,820 580
FANUC  52,000 1,591
Fast Retailing  9,500 2,380
Fuji Electric  6,600 298
FUJIFILM Holdings  20,000 1,161
Fujitsu  9,500 1,230
GLP J-Reit  230 227
GMO Payment Gateway  2,200 168
Hakuhodo DY Holdings  12,200 140
Hamamatsu Photonics  7,600 366
Hankyu Hanshin Holdings  12,200 405

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Hikari Tsushin  1,100 163
Hirose Electric  1,518 192
Hitachi  50,100 3,280
Hitachi Construction Machinery  5,600 168
Honda Motor  83,400 2,659
Hoshizaki  5,700 219
Hoya  19,300 2,248
Hulic  19,700 168
Ibiden  6,100 371
Idemitsu Kosan  10,852 229
Iida Group Holdings  8,500 149
Inpex  54,200 700
Isuzu Motors  31,600 411
ITOCHU  64,400 2,605
Itochu Techno-Solutions  5,000 127
Japan Airlines  7,500 162
Japan Exchange Group  26,900 469
Japan Metropolitan Fund Invest  364 250
Japan Post Bank  80,000 666
Japan Post Holdings  117,800 860
Japan Post Insurance  10,200 165
Japan Real Estate Investment  69 278
Japan Tobacco  65,000 1,442
JFE Holdings  26,675 432
JSR  9,600 275
Kajima  22,900 362
Kansai Electric Power  37,800 497
Kao  25,200 957
Kawasaki Kisen Kaisha  7,000 211
KDDI  81,100 2,387
Keio  5,400 180
Keisei Electric Railway  6,700 278
Keyence  10,356 4,647
Kikkoman  7,500 432
Kintetsu Group Holdings  9,700 325
Kirin Holdings  42,800 632
Kobayashi Pharmaceutical  2,600 143
Kobe Bussan  7,700 205
Koei Tecmo Holdings  6,080 104
Koito Manufacturing  10,900 200
Komatsu  50,100 1,404
Konami Holdings  5,400 303
Kose  1,700 167
Kubota  54,900 829
Kurita Water Industries (2) 5,400 217
Kyocera  17,400 936

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Kyowa Kirin  13,900 265
Lasertec (2) 4,100 621
Lixil  14,700 188
M3  23,900 553
Makita  12,100 340
Marubeni  82,100 1,454
MatsukiyoCocokara  6,200 363
Mazda Motor  29,600 294
McDonald's Holdings Japan (2) 4,400 173
MEIJI Holdings  11,580 268
MINEBEA MITSUMI  19,700 365
MISUMI Group  15,400 282
Mitsubishi  66,200 3,387
Mitsubishi Chemical Holdings  69,400 415
Mitsubishi Electric  104,700 1,511
Mitsubishi Estate  60,400 740
Mitsubishi HC Capital  47,200 312
Mitsubishi Heavy Industries  17,200 816
Mitsubishi UFJ Financial Group  609,490 4,908
Mitsui  71,200 2,779
Mitsui Chemicals  9,600 276
Mitsui Fudosan  48,800 1,003
Mitsui OSK Lines (2) 18,600 481
Mizuho Financial Group  130,710 2,218
MonotaRO  13,100 160
MS&AD Insurance Group Holdings  23,200 863
Murata Manufacturing  31,100 1,847
NEC  13,200 668
Nexon  21,000 401
NGK Insulators  12,200 150
NIDEC  22,444 1,340
Nintendo  56,300 2,547
Nippon Building Fund (2) 83 348
NIPPON EXPRESS HOLDINGS  3,900 229
Nippon Paint Holdings  50,900 466
Nippon Prologis REIT  118 241
Nippon Sanso Holdings  8,900 215
Nippon Shinyaku  2,900 117
Nippon Steel  43,812 1,001
Nippon Telegraph & Telephone  1,619,400 1,857
Nippon Yusen KK (2) 26,300 640
Nissan Chemical  6,900 310
Nissan Motor  123,300 543
Nisshin Seifun Group  9,655 120
Nissin Foods Holdings  3,200 270
Nitori Holdings  4,300 527

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nitto Denko  8,000 569
Nomura Holdings  157,700 652
Nomura Real Estate Holdings  6,200 154
Nomura Real Estate Master Fund  221 263
Nomura Research Institute  20,681 588
NTT Data Group  34,200 476
Obayashi  33,800 313
Obic  3,700 605
Odakyu Electric Railway  15,100 221
Oji Holdings  46,700 184
Olympus  64,900 1,059
Omron  9,700 521
Ono Pharmaceutical  20,800 381
Open House Group  4,100 156
Oracle Corporation Japan  2,000 140
Oriental Land  59,100 2,267
ORIX  63,500 1,222
Osaka Gas  20,300 319
Otsuka  6,200 258
Otsuka Holdings  21,200 779
Pan Pacific International Holdings  20,600 407
Panasonic Holdings  119,695 1,477
Persol Holdings  9,200 182
Rakuten Group  80,100 314
Recruit Holdings  78,100 2,705
Renesas Electronics (1) 68,300 1,318
Resona Holdings  114,700 624
Ricoh  28,600 254
Rohm  4,700 440
SBI Holdings  12,740 269
SCSK  8,100 135
Secom  11,400 765
Seiko Epson  15,600 256
Sekisui Chemical  19,000 289
Sekisui House (2) 33,100 675
Seven & i Holdings  40,852 1,695
SG Holdings  17,200 251
Sharp (1)(2) 10,900 65
Shimadzu  12,800 389
Shimano  4,200 633
Shimizu  28,700 198
Shin-Etsu Chemical  97,200 3,202
Shionogi  14,200 595
Shiseido  21,700 951
Shizuoka Financial Group  23,200 194
SMC  3,100 1,620

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SoftBank  155,700 1,729
SoftBank Group  54,900 2,792
Sompo Holdings  17,000 752
Sony Group  67,300 6,304
Square Enix Holdings  4,500 208
Subaru  33,000 625
SUMCO  19,000 277
Sumitomo  61,000 1,309
Sumitomo Chemical  77,600 239
Sumitomo Electric Industries  38,700 496
Sumitomo Metal Mining  13,400 463
Sumitomo Mitsui Financial Group  69,700 3,266
Sumitomo Mitsui Trust Holdings  17,812 693
Sumitomo Realty & Development  15,900 426
Suntory Beverage & Food  7,200 256
Suzuki Motor  19,800 795
Sysmex  9,000 609
T&D Holdings  27,200 442
Taisei  9,300 352
Takeda Pharmaceutical  85,798 2,623
TDK  21,100 808
Terumo  36,100 1,182
TIS  11,500 292
Tobu Railway  9,800 259
Toho  6,100 238
Tokio Marine Holdings  97,500 2,242
Tokyo Electric Power Holdings (1) 79,500 316
Tokyo Electron  23,900 3,587
Tokyo Gas  21,000 476
Tokyu  28,800 365
TOPPAN  13,700 323
Toray Industries  74,400 417
Toshiba  22,100 714
Tosoh  13,500 176
TOTO  7,400 228
Toyota Industries  7,800 564
Toyota Motor  566,090 9,518
Toyota Tsusho  11,300 661
Trend Micro  7,200 340
Unicharm  21,900 810
USS  10,500 182
Welcia Holdings  4,800 90
West Japan Railway  11,700 481
Yakult Honsha  7,000 388
Yamaha  7,600 295
Yamaha Motor  16,000 469

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Yamato Holdings  14,800 277
Yaskawa Electric  13,000 565
Yokogawa Electric  11,900 223
Z Holdings  144,800 404
ZOZO  6,500 127
Total Japan (Cost
$143,470
)
193,106
NETHERLANDS 4.6%
Common Stocks 4.6%
ABN AMRO Bank, CVA  21,888 372
Adyen (1) 1,176 2,183
Aegon  93,372 507
AerCap Holdings (USD) (1) 8,800 562
Akzo Nobel  9,180 785
ASM International  2,541 1,207
ASML Holding  21,399 15,327
Coca-Cola Europacific Partners (USD)  11,000 697
DSM-Firmenich  9,472 1,044
EQT (SEK) (2) 19,272 460
EXOR  5,877 549
Heineken  14,404 1,410
Heineken Holding  5,819 477
IMCD  3,088 468
ING Groep  194,953 2,846
JDE Peet's  6,744 204
Just Eat Takeaway.com (1)(2) 11,213 201
Koninklijke Ahold Delhaize  52,877 1,823
Koninklijke KPN  172,022 622
Koninklijke Philips (1) 50,448 1,048
NN Group  13,506 518
Prosus  43,172 3,415
Randstad  6,135 359
Universal Music Group  43,965 1,128
Wolters Kluwer  13,956 1,753
Total Netherlands (Cost
$26,811
)
39,965
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport (1) 67,846 354
EBOS Group  8,315 199
Fisher & Paykel Healthcare  31,399 479
Mercury NZ  36,089 148
Meridian Energy  69,997 246

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Spark New Zealand  101,418 327
Total New Zealand (Cost
$1,265
)
1,753
NORWAY 0.7%
Common Stocks 0.7%
Adevinta (1) 15,176 112
Aker BP  17,126 480
DNB Bank  50,413 1,039
Equinor  51,628 1,579
Gjensidige Forsikring  10,415 164
Kongsberg Gruppen  4,549 197
Mowi (2) 23,586 415
Norsk Hydro  72,883 477
Orkla  39,113 309
Salmar  3,894 180
Telenor  37,921 406
Yara International  8,973 367
Total Norway (Cost
$5,191
)
5,725
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP - Energias de Portugal  158,725 741
EDP Renovaveis  13,802 264
Galp Energia  25,611 340
Jeronimo Martins  15,347 418
Total Portugal (Cost
$1,804
)
1,763
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (1)(3) 21,218 —
Total Russian Federation (Cost
$137
)
—
SINGAPORE 1.5%
Common Stocks 1.5%
CapitaLand Ascendas Trust  182,297 385
CapitaLand Ascott Trust  7,611 6
CapitaLand Integrated Commercial Trust  285,368 438
CapitaLand Investment  141,000 361
City Developments  26,800 149

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
DBS Group Holdings  98,200 2,533
Genting Singapore  309,000 219
Grab Holdings, Class A (USD) (1)(2) 100,200 384
Jardine Cycle & Carriage  5,100 132
Keppel  78,900 438
Mapletree Logistics Trust  187,300 238
Mapletree Pan Asia Commercial Trust  120,412 150
Oversea-Chinese Banking  183,525 1,837
Sea, ADR (USD) (1) 19,600 1,304
Seatrium (1) 2,376,399 252
Singapore Airlines  72,632 411
Singapore Exchange  46,500 340
Singapore Technologies Engineering  79,800 224
Singapore Telecommunications  447,450 898
United Overseas Bank  68,520 1,554
UOL Group  24,152 128
Venture  14,400 162
Wilmar International  104,100 302
Total Singapore (Cost
$11,908
)
12,845
SPAIN 2.6%
Common Stocks 2.6%
Acciona  1,286 193
Acciona Energias Renovables  3,429 108
ACS Actividades de Construccion y Servicios  11,808 413
Aena  4,024 643
Amadeus IT Group (2) 24,415 1,751
Banco Bilbao Vizcaya Argentaria  326,798 2,590
Banco Santander  886,242 3,591
CaixaBank  221,409 896
Cellnex Telecom  30,630 1,251
Enagas  12,961 230
Endesa  17,214 369
Ferrovial  27,324 905
Grifols (1) 15,534 228
Iberdrola - Interim (2) 317,476 3,963
Industria de Diseno Textil  59,117 2,263
Naturgy Energy Group  6,764 206
Redeia  21,993 368
Repsol  71,496 1,092
Telefonica  281,687 1,200
Total Spain (Cost
$22,391
)
22,260

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SWEDEN 3.1%
Common Stocks 3.1%
Alfa Laval  15,382 576
Assa Abloy, Class B  54,319 1,306
Atlas Copco, Class A  149,933 2,130
Atlas Copco, Class B  79,564 983
Beijer Ref  20,860 284
Boliden  14,823 436
Embracer Group (1)(2) 34,140 98
Epiroc, Class A  44,059 880
Epiroc, Class B  11,324 192
Essity, Class B  33,011 819
Evolution Gaming Group  9,932 1,225
Fastighets Balder, Class B (1)(2) 32,376 151
Getinge, Class B  11,912 222
H & M Hennes & Mauritz, Class B (2) 38,033 640
Hexagon, Class B  111,407 1,080
Holmen, Class B  4,885 188
Husqvarna, Class B (2) 21,852 214
Industrivarden, Class A  968 27
Industrivarden, Class C (2) 14,335 406
Indutrade (2) 14,808 311
Investment AB Latour, Class B (2) 7,710 155
Investor, Class A  24,112 490
Investor, Class B  93,340 1,906
Kinnevik, Class B (1) 12,638 173
L E Lundbergforetagen, Class B  3,958 174
Lifco, Class B  12,139 245
Nibe Industrier, Class B  82,131 740
Nordea Bank  175,651 1,988
Saab, Class B  4,456 235
Sagax, Class B  9,929 220
Sandvik  57,784 1,174
Securitas, Class B (2) 25,140 214
Skandinaviska Enskilda Banken, Class A  87,574 1,062
Skanska, Class B  18,438 294
SKF, Class B  18,354 350
Svenska Cellulosa, Class B  32,511 432
Svenska Handelsbanken, Class A  78,267 687
Swedbank, Class A  45,729 839
Swedish Orphan Biovitrum (1) 9,119 178
Tele2, Class B  29,559 222
Telefonaktiebolaget LM Ericsson, Class B  158,181 796

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Telia (2) 136,398 293
Volvo, Class A  10,706 243
Volvo, Class B  81,932 1,807
Volvo Car, Class B (1)(2) 31,032 153
Total Sweden (Cost
$23,767
)
27,238
SWITZERLAND 9.9%
Common Stocks 9.9%
ABB  84,660 3,397
Adecco Group (2) 8,671 353
Alcon  27,081 2,304
Bachem Holding (2) 1,703 157
Baloise Holding  2,482 384
Banque Cantonale Vaudoise (2) 1,569 176
Barry Callebaut  193 362
BKW  1,079 193
Chocoladefabriken Lindt & Spruengli  73 893
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 486
Cie Financiere Richemont  27,709 4,462
Clariant  11,236 184
Dufry (1) 5,289 273
EMS-Chemie Holding  380 317
Geberit  1,829 1,038
Givaudan  500 1,688
Helvetia Holding  1,992 295
Holcim  30,042 2,094
Julius Baer Group  11,587 821
Kuehne + Nagel International  2,945 922
Logitech International  9,015 637
Lonza Group  4,036 2,345
Nestle  145,976 17,885
Novartis  108,804 11,391
Partners Group Holding  1,230 1,381
Roche Holding (2) 1,819 603
Roche Holding, Genusschein  37,165 11,523
Schindler Holding  2,573 625
Schindler Holding, Registered Shares  856 198
SGS  8,074 784
SIG Group  16,237 434
Sika  7,915 2,463
Sonova Holding  2,817 785
Straumann Holding  6,049 1,001
Swatch Group  1,624 520
Swatch Group, Registered Shares  2,446 147

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Swiss Life Holding  1,671 1,063
Swiss Prime Site  4,158 403
Swiss Re  16,346 1,706
Swisscom  1,404 903
Temenos  3,456 297
UBS Group  174,587 3,874
VAT Group  1,434 610
Zurich Insurance Group  7,987 3,862
Total Switzerland (Cost
$55,147
)
86,239
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1) 3,218 —
Total United Arab Emirates (Cost
$125
)
—
UNITED KINGDOM 14.5%
Common Stocks 14.5%
3i Group  52,748 1,338
abrdn  108,491 323
Admiral Group  11,390 311
Anglo American  68,865 2,118
Ashtead Group  23,767 1,758
Associated British Foods  18,891 497
AstraZeneca  82,269 11,820
Auto Trader Group  48,961 406
Aviva  148,827 741
BAE Systems  165,481 1,979
Barclays  841,808 1,670
Barratt Developments  51,182 300
Berkeley Group Holdings  5,660 316
BP  939,280 5,828
British American Tobacco  112,754 3,792
British Land  45,861 199
BT Group  373,061 585
Bunzl  18,122 672
Burberry Group  20,040 572
Centrica  305,118 541
Coca-Cola HBC  11,819 348
Compass Group  94,565 2,460
Croda International  7,567 573
Diageo  119,686 5,223
Endeavour Mining  9,747 235
Entain  34,556 615

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Experian  49,813 1,925
Glencore  574,897 3,496
GSK  217,369 3,869
Haleon  275,254 1,188
Halma  20,372 585
Hargreaves Lansdown  18,525 203
Hikma Pharmaceuticals  8,475 228
HSBC Holdings  1,060,518 8,809
Imperial Brands  47,537 1,123
Informa  74,215 722
InterContinental Hotels Group  9,396 694
Intertek Group  8,569 480
J Sainsbury  90,240 321
JD Sports Fashion  140,448 284
Johnson Matthey  9,413 218
Kingfisher  105,072 331
Land Securities Group  36,685 305
Legal & General Group  323,720 970
Lloyds Banking Group  3,572,068 2,064
London Stock Exchange Group  21,763 2,363
M&G  120,240 310
Mondi  26,055 457
National Grid  199,293 2,642
NatWest Group  307,708 966
Next  6,731 609
Ocado Group (1)(2) 30,092 362
Pearson  34,929 386
Persimmon  16,629 247
Phoenix Group Holdings  39,066 276
Prudential  149,208 2,072
Reckitt Benckiser Group  38,574 2,890
RELX  102,492 3,449
Rentokil Initial  136,572 1,114
RioTinto  60,006 3,966
Rolls-Royce Holdings (1) 453,476 1,075
Sage Group  54,964 661
Schroders  45,494 268
Segro  64,894 636
Severn Trent  13,355 438
Shell  363,493 11,017
Smith & Nephew  46,865 713
Smiths Group  18,460 403
Spirax-Sarco Engineering  3,998 571
SSE  58,506 1,265
St. James's Place  29,411 355
Standard Chartered  130,639 1,255

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Taylor Wimpey  181,230 266
Tesco  392,996 1,302
Unilever  134,087 7,205
United Utilities Group  36,954 474
Vodafone Group  1,231,149 1,171
Whitbread  10,726 482
Wise, Class A (1) 33,115 330
WPP  57,664 630
Total United Kingdom (Cost
$119,670
)
125,661
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1) 2,900 274
Total United States (Cost
$649
)
274
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.32% (4)(5) 1,967,146 1,967
1,967
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.256%, 12/14/23 (6) 490,000 480
480
Total Short-Term Investments (Cost $2,448) 2,447
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.32% (4)(5) 9,499,127 9,499
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 9,499
Total Securities Lending Collateral (Cost $9,499) 9,499
Total Investments in Securities 100.7%
(Cost $691,843) $ 873,168
Other Assets Less Liabilities (0.7)% (5,830)
Net Assets 100.0% $ 867,338

T. ROWE PRICE International Equity Index Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At July 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SEK Swedish Krona
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 54 MSCI EAFE Index contracts 9/23 5,956 $ 78
Net payments (receipts) of variation margin to date (85)
Variation margin receivable (payable) on open futures contracts $ (7)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 193++
Totals $ —# $ — $ 193+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 14,448  ¤  ¤ $ 11,466
Total $ 11,466^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $193 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,466.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Equity Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Equity Index Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,159 $ 850,006 $ — $ 855,165
Equity Mutual Funds 1,567 — — 1,567
Preferred Stocks — 4,490 — 4,490
Short-Term Investments 1,967 480 — 2,447
Securities Lending Collateral 9,499 — — 9,499
Total Securities 18,192 854,976 — 873,168
Futures Contracts* 78 — — 78
Total $ 18,270 $ 854,976 $ — $ 873,246
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F135-054Q3 07/23